Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of selected financial information regularly reviewed to assess performance of the group

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue	2,045,152	3,284,525	4,373,153
Less:
Marketing and promotional expenses	(1,424,629)	(1,743,121)	(2,158,833)
Labor cost - Selling and marketing expenses	(37,144)	(46,787)	(58,326)
Labor cost - Operations and support expenses	(77,887)	(93,551)	(110,920)
Labor cost - Research and development expenses	(121,868)	(219,013)	(334,194)
Labor cost - General and administrative expenses	(98,122)	(193,488)	(221,894)
Other segment items (i)	(80,316)	(122,719)	(181,446)

Consolidated net income from continuing operations	205,186	865,846	1,307,540
(i)	Includes channel fee, cloud service and bandwidth costs, utility fees, and other expenses.

Schedule of key revenue streams

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Insurance distribution services	711,849	1,081,291	1,446,843
Short-term insurance	681,972	1,064,059	1,440,894
- Medical insurance	504,178	776,424	1,018,798
- Critical illness insurance	164,274	256,436	397,451
- Others	13,520	31,199	24,645
Long-term insurance	29,877	17,232	5,949
- Life insurance and others	29,877	17,232	5,949

System services (i)	1,320,816	2,194,189	2,922,724
- Marketing and related analytics services	1,256,576	2,138,826	2,512,403
- Post-sale support services	59,766	55,046	408,953
- Other system services	4,474	317	1,368

Others	12,487	9,045	3,586
Total	2,045,152	3,284,525	4,373,153
(i)

Due to the expansion of system service offerings, system services are classified into three categories: marketing and related analytics services, post-sale support services and other system services. Prior period amounts have been reclassified to conform to the current period presentation.